Stockholders' Equity (Deficit) - Schedule of Fair Value Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	65.00%		55.00%
Risk-free interest rate, minimum	1.89%	1.30%	1.34%
Risk-free interest rate, maximum	2.20%	1.72%	2.07%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	5 years 9 months 29 days	5 years 6 months 29 days	5 years 3 months 11 days
Expected volatility		55.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	6 years 29 days	6 years 29 days	6 years 26 days
Expected volatility		60.00%